WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 10 – WARRANTS

We account for common stock purchase warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant. Warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock by the Company are at a lower price per share than the then-current warrant exercise price.

As of September 30, 2015, there were no outstanding liability-classified warrants. Transactions involving our equity-classified warrants are summarized as follows:

		Weighted-	Weighted-average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2014	19,897,928	$1.54
Granted	7,694,859	$0.75
Exercised	(337,169)	$0.70
Forfeited	(1,236,035)	$3.16
Outstanding at September 30, 2015	26,019,583	$1.24	2.3	$—

Exercisable at September 30, 2015	26,019,583	$1.24	2.3	$—

During the nine months ended September 30, 2015, 337,169 warrants were exercised into an equivalent number of common shares for which we received approximately $287,000 in proceeds. During the nine months ended September 30, 2014, no warrants were exercised. The following table summarizes outstanding common stock purchase warrants as of September 30, 2015:

		Weighted-
		average
	Number of	exercise
	shares	price	Expiration
Issued to consultants	1,057,667	$1.91	December 2015 through May 2020
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2018
Issued pursuant to 2014 financings	10,882,678	$0.82	December 2015 through June 2019
Issued pursuant to 2014 financings	7,469,859	$0.75	January 2017 through July 2020
	26,019,583

During the nine months ended September 30, 2015, in connection with a private placement, we issued an aggregate of 7,469,859 common stock purchase warrants, including 7,182,556 to investors; and 287,303 to placement agents. The warrants were issued with exercise prices between $0.70 and $0.80 per share. Additionally, we issued warrants to consultants to purchase 225,000 shares of common stock as compensation for business and advisory services. The common stock purchase warrants have an exercise price of $0.65 per share, are immediately exercisable and expire on the five year anniversary of the date of issuance. The per share weighted-average fair value of the warrants granted to consultants during 2015 was estimated at $0.30 per share on the date of grant.

During the nine months ended September 30, 2014, in connection with a registered offering, we issued an aggregate of 10,736,722 common stock purchase warrants, including 10,409,905 to investors; and 326,817 to placement agents. The warrants were issued with exercise prices between $0.85 and $1.15 per share. Additionally, we issued 483,125 common stock purchase warrants to investors in a June 2014 private offering. The warrants have an exercise price of $1.15 per share. Of the warrant issued in the registered offering, we have amended 3,826,792 of the Series B and 4,163,961 of the Series C warrants in order to extend their respective term and reduce their exercise price. Pursuant to the amendment, the amended Series B and C warrants now have an exercise price of $0.70 and expire on December 31, 2016.

During the nine months ended September 30, 2014, we issued warrants to consultants to purchase 248,000 shares of common stock as compensation for business and advisory services. The common stock purchase warrants have exercise prices of between $1.15 and $3.00 per share, are immediately exercisable and expire on the five year anniversary of the date of issuance. The per share weighted-average fair value of the warrants granted to consultants during 2014 was estimated at $0.36 per share on the date of grant.

Total stock-based compensation expense of approximately $67,000 and $90,000 was recognized for warrants and included in the statement of operations for the nine months ended September 30, 2015 and 2014, respectively.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2015 and 2014:

	Nine months ended September 30,
	2015	2014
Volatility	72.7%	52.0%
Expected term (years)	1.7	2.0
Risk-free interest rate	0.6%	0.5%
Dividend yield	0%	0%

NOTE 11 – WARRANTS AND DERIVATIVE WARRANT LIABILITY

We account for common stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Common stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant. Transactions involving our equity-classified and liability-classified stock warrants are summarized as follows:

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	8,513,984	$2.47
Granted	4,376,228	$1.97
Exercised	(1,325,670)	$1.06
Forfeited	(1,347,945	1.52
Outstanding at December 31, 2013	10,216,597	$2.56	2.9	$48.0
Granted	11,467,847	$0.95
Forfeited	(1,786,516)	$2.85
Outstanding at December 31, 2014	19,897,928	$1.61	1.8	$8.4

Exercisable at December 31, 2014	19,897,928	$1.61	1.8	$8.4

During the year ended December 31, 2014, no warrants were exercised into common shares. During the year ended December 31, 2013, 325,670 warrants were exercised into an equivalent number of common shares for which we received approximately $404,000 in proceeds, and 1,000,000 warrants were exercised on a cashless basis into 537,722 common shares.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2014:

	Number of shares	Weighted Average Exercise price	Expiration
Equity–classified warrants
Issued to consultants	1,045,759	$2.22	May 2015 through August 2019
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2023
Issued pursuant to 2014 financings	11,219,847	$0.93	December 2015 through June 2019
	19,897,928

Equity-classified Warrants

During 2014, the Company issued warrants to consultants to purchase 248,000 at a weighted-average fair value of $0.36 per share on the date of grant. During 2014, total stock-based compensation expense of approximately $89,000 was recognized using the straight-line method in the statement of losses for warrants issued to consultants. During 2013, the Company did not issue any warrants to consultants to purchase shares of common stock. The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services for the year ended December 31, 2014:

Volatility	51.1%
Expected term (years)	2.0
Risk-free interest rate	0.5%
Dividend yield	None

In June 2014, in connection with our registered offering, we issued an aggregate of 10,736,722 common stock purchase warrants, including 10,409,905 issued to investors and 326,817 issued to the placement agents. The warrants were issued with exercise prices between $0.85 and $1.15 per share. Additionally, we also issued 483,125 common stock purchase warrants to investors in our June 2014 private placement. The warrants have an exercise price of $1.15 per share.

In 2014, we also issued warrants to consultants to purchase 248,000 shares of common stock as compensation for business and advisory services. The common stock purchase warrants have exercise prices of between $1.15 and $3.00 per share, are immediately exercisable and expire on the five year anniversary of the date of issuance. The per share weighted-average fair value of the warrants granted to consultants during 2014 was estimated at $0.36 per share on the date of grant.

In August 2013, in connection with an offering of our securities, we issued an aggregate of 776,204 common stock purchase warrants, including: 686,420 pursuant to closings in January 2013 and March 2013; 18,410 to the placement agent; and 71,374 additional warrants issued to investors that participated in the December 2012 closing. All warrants were issued with an exercise price of $3.00 per share. In connection with our August 2013 Offering, the Company issued an aggregate of 3,600,024 common stock purchase warrants, including: 3,333,356 issued to investors, and 266,668 to the placement agents. All warrants were issued with an exercise price of $ 1.75 per share.

In 2013, in connection with multiple closings of the December 2012 offering, the Company issued an aggregate of 776,204 common stock purchase warrants, including: 686,420 pursuant to closings in January 2013 and March 2013; 18,410 to the placement agent; and 71,374 additional warrants issued to investors that participated in the December 2012 closing. All warrants were issued with an exercise price of $ 3.00 per share. In connection with our August 2013 offering, the Company issued an aggregate of 3,600,024 common stock purchase warrants, including: 3,333,356 issued to investors, and 266,668 to the placement agents. All warrants were issued with an exercise price of $ 1.75 per share.

Liability-classified Warrants

The Company has assessed its outstanding equity-linked financial instruments and has concluded that certain of its common stock purchase warrants are subject to derivative accounting, as a result of certain anti-dilution provisions contained in the warrants. The fair value of these warrants was classified as a liability in the financial statements with the change in fair value during the periods presented recorded in the statement of operations. At December 31, 2013, all outstanding liability-classified warrants were either exercised or had expired.

We did not record a gain or loss during the year ended December 31, 2014, as the outstanding liability-classified warrants were either exercised or had expired. We recorded a gain of $1.1 million during the year ended December 31, 2013, related to the change in fair value of the warrant derivative liability during that period, and for the expiration of such warrants during the year. In 2013, we reclassified approximately $80,000 of the derivative liability as a result of approximately 242,000 warrants being exercised.